Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Fair Value Guarantee [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2019 and 2024
Maximum potential liability under guarantees	$ 130	$ 141
Guarantee obligations, recourse provisions	There are no recourse provisions to recover any amounts from third parties
Performance Guarantee [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2019 and 2020
Performance Guarantee [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 707	697
Outstanding letters of credit	410	394
Performance Guarantee [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Outstanding letters of credit	137	136
Performance Guarantee [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	160	167
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	659	648
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 48	$ 49